Expense Example	Feb. 25, 2026 USD ($)
T. Rowe Price Mid-Cap Index Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 28
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	371
Expense Example, with Redemption, 10 Years	988
T. Rowe Price Mid-Cap Index Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	14
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	118
Expense Example, with Redemption, 10 Years	296
T. Rowe Price Mid-Cap Index Fund - Z Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
T. Rowe Price Small-Cap Index Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	180
Expense Example, with Redemption, 5 Years	434
Expense Example, with Redemption, 10 Years	1,160
T. Rowe Price Small-Cap Index Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	14
Expense Example, with Redemption, 3 Years	59
Expense Example, with Redemption, 5 Years	121
Expense Example, with Redemption, 10 Years	306
T. Rowe Price Small-Cap Index Fund - Z Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	$ 0